Consolidated Balance Sheets (Parentheticals) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥) ¥ / shares shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 CNY (¥) ¥ / shares shares
VIE
Variable interest of entities current	¥ 389,633	$ 55,717	¥ 328,237
Variable interest of entities non current	¥ 53,954	$ 7,716	¥ 69,292
Class A Ordinary Shares
Ordinary shares par value (in Dollars per share and Yuan Renminbi per share) | (per share)	¥ 0.0001	$ 0.0001	¥ 0.0001
Ordinary shares authorized (in Shares)	5,000,000,000	5,000,000,000	3,000,000,000
Ordinary shares issued (in Shares)	3,682,264,509	3,682,264,509	890,653,509
Ordinary shares outstanding (in Shares)	3,682,264,509	3,682,264,509	890,653,509
Class B Ordinary Shares
Ordinary shares authorized (in Shares)	6,296,630	6,296,630	6,296,630
Ordinary shares issued (in Shares)	6,296,630	6,296,630	6,296,630
Ordinary shares outstanding (in Shares)	6,296,630	6,296,630	6,296,630
Class C Ordinary Shares
Ordinary shares authorized (in Shares)	500,000,000	500,000,000
Ordinary shares issued (in Shares)	500,000,000	500,000,000
Ordinary shares outstanding (in Shares)	500,000,000	500,000,000
Undesignated Ordinary Shares
Ordinary shares authorized (in Shares)	19,993,703,370	19,993,703,370	890,653,509
Ordinary shares issued (in Shares)
Ordinary shares outstanding (in Shares)